ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2023
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

NOTE 12- ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES:

	December 31,
	2023	2022
	U.S. dollars in thousands
Accrued expenses	3,765	16,168
Employees and related liabilities	727	1,667
Government institutions	100	114
	4,592	17,949